INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	Aug. 31, 2025	Aug. 31, 2024
Disclosure of income tax [Abstract]
Aggregate amount of taxable temporary differences associated with investments in subsidiaries	$ 7.7	$ 17.9